INCOME TAX (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
INCOME TAX
Operating loss carryforwards	$ 24,565	$ 0
Change in valuation allowance	$ 66,807	$ 895,111